Note 6 - Furniture and Equipment	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(
6
) FURNITURE AND EQUIPMENT:

Furniture and equipment consists of the following as of
December 31:

	2019	2018

Machinery and equipment	$16,524	$16,089
Office furniture	49,490	52,820
	66,014	68,909
Less: accumulated depreciation	52,468	50,338

Furniture and equipment, net	$13,546	$18,571